EXPLORATION AND EVALUATION ASSETS (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total
Balance, December 31, 2023	$15,698	$34,412	$1	$50,111

Drilling and exploration	130	1,449	-	1,579
Assessments and taxes	195	1,018	-	1,213
Effect of movements in exchange rates	(31)	19	-	(12)
Disposition of Olympic claims	-	-	(1)	(1)
Balance, December 31, 2024	$15,992	$36,898	$-	$52,890

Drilling and exploration	13	310	-	323
Assessments and taxes	88	12	-	100
Transfer to other assets	-	(2,215)		(2,215)
Effect of movements in exchange rates	1	-	-	1
Balance, March 31, 2025	$16,094	$35,005	$-	$51,099